Convertible Promissory Notes and Other Notes Payable (Details Narrative b) - USD ($)	1 Months Ended	3 Months Ended							9 Months Ended		12 Months Ended
	Feb. 12, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 23, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Extinguishment of debt									$ 17,200,000
Series B issued for debt extinguishment (shares)	13,500								2,618,917
Series B issued, fair value per share												$ 8.36
Warrants issued				240,305					628,264
Non-cash loss on extinguishment of debt					$ (17,000)		$ (1,603,000)	$ (768,000)	$ (26,700,200)	$ (2,371,400)	$ (2,388,000)
Warrant exercise price	$ 7.00
10% Conv Note [Member]
Convertible note issued interest rate %									10.00%
Face amount convertible note									$ 280,000
Conversion terms									the outstanding principal of the 2014 Unit Notes and their related accrued interest (the Outstanding Balance) was convertible into shares of our common stock at a conversion price of $10.00 per share at or prior to Maturity, at the option of the accredited investor. In addition, upon our consummation of either (i) an equity or equity-based public financing registered with the SEC, or (ii) an equity or equity-based private placement, or series of private placements, not registered with the SEC, in either case resulting in gross cash proceeds to us of at least $10.0 million prior to Maturity (a Qualified Financing), the Outstanding Balance of the 2014 Unit Notes would automatically convert into securities substantially similar to those sold in the Qualified Financing, based on the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x 1.25 / (the per security price of the securities sold in the Qualified Financing).
Discount percent									99.00%
Effective interest rate %		1000.00%							1000.00%
10% Conv Note Orig Issuance [Member]
Face amount convertible note									$ 3,113,500
Platinum1 [Member]
Extinguishment of debt			$ 4,489,300
Series B issued for debt extinguishment (shares)			641,335
Series B issued, fair value per share			$ 10
Series B issued for debt extinguishment (fair value $$$)			$ 6,413,300
Non-cash loss on extinguishment of debt			(1,924,000)
Platinum2 [Member]
Extinguishment of debt			$ 1,345,700
Series B issued for debt extinguishment (shares)			240,305
Series B issued, fair value per share			$ 10
Unit Note Other [Member]
Extinguishment of debt			$ 1,487,900
Series B issued, fair value per share			$ 10
Unit Notes Investor [Member]
Extinguishment of debt			$ 1,831,200
Series B issued, fair value per share			$ 8
Unit Notes Total [Member]
Extinguishment of debt			$ 4,664,800
Series B issued for debt extinguishment (shares)			833,020
Warrants issued			833,020
Warrants issued, fair value $			$ 5,168,400
Series B issued for debt extinguishment (fair value $$$)			7,676,200
Non-cash loss on extinguishment of debt			(5,942,700)
Conversion premium			1,166,200
Beneficial conversion feature			2,237,100
UHN Note [Member]
Extinguishment of debt			$ 656,400
Series B issued for debt extinguishment (shares)			93,775
Series B issued, fair value per share			$ 10.00
Series B issued for debt extinguishment (fair value $$$)			$ 937,800
Non-cash loss on extinguishment of debt			(308,900)
Cato Note [Member]
Extinguishment of debt			$ 1,583,000
Series B issued for debt extinguishment (shares)			328,571
Series B issued, fair value per share			$ 10.00
Series B issued for debt extinguishment (fair value $$$)			$ 3,285,700
Non-cash loss on extinguishment of debt			$ (1,800,100)
Amended warrants			12,500
Warrant exercise price at issuance			$ 30.00
Warrant exercise price			$ 7.00
Increase in fair value of warrant			$ 222,700
Cato Payables [Member]
Extinguishment of debt			$ 171,300
Amended warrants			60,691
Warrant exercise price at issuance			$ 20.00
Warrant exercise price			$ 7.00
M&F Note B [Member]
Extinguishment of debt			$ 1,735,500
Series B issued for debt extinguishment (shares)			257,143
Series B issued, fair value per share			$ 10.00
Series B issued for debt extinguishment (fair value $$$)			$ 2,571,400
Non-cash loss on extinguishment of debt			$ (1,305,600)
Amended warrants			110,448
Warrant exercise price at issuance			$ 40.00
Warrant exercise price			$ 20.00
Increase in fair value of warrant			$ 244,200
M&F Payables Debt [Member]
Extinguishment of debt		$ 1,149,000
Series B issued for debt extinguishment (shares)		192,628
Series B issued, fair value per share		$ 12.25
Series B issued for debt extinguishment (fair value $$$)		$ 2,359,700
Non-cash loss on extinguishment of debt		(1,168,000)
M&F Payables 2 Debt [Member]
Extinguishment of debt		165,100
McCarthy Tetrault Note [Member]
Extinguishment of debt			$ 379,600
Series B issued for debt extinguishment (shares)			59,230
Series B issued, fair value per share			$ 14.00
Series B issued for debt extinguishment (fair value $$$)			$ 829,200
Non-cash loss on extinguishment of debt			(447,500)
McCarthy Tetrault Debt [Member]
Extinguishment of debt			2,100
Burr Pilger & Mayer Note [Member]
Extinguishment of debt			$ 105,200
Series B issued for debt extinguishment (shares)			21,429
Series B issued, fair value per share			$ 16.50
Series B issued for debt extinguishment (fair value $$$)			$ 353,600
Non-cash loss on extinguishment of debt			(230,500)
Burr Pilger & Mayer Debt [Member]
Extinguishment of debt			17,900
Icahn Note [Member]
Extinguishment of debt		$ 19,100	$ 270,400
Series B issued for debt extinguishment (shares)		3,000	40,000
Series B issued, fair value per share		$ 12.00	$ 16.00
Series B issued for debt extinguishment (fair value $$$)		$ 36,000	$ 640,000
Non-cash loss on extinguishment of debt		(16,900)	$ (386,200)
Amended warrants			15,000
Warrant exercise price at issuance			$ 10.00
Warrant exercise price			$ 7.00
Increase in fair value of warrant			$ 16,600
Jewish Health Note [Member]
Extinguishment of debt			$ 115,000
Series B issued for debt extinguishment (shares)			17,857
Series B issued, fair value per share			$ 15.00
Series B issued for debt extinguishment (fair value $$$)			$ 267,900
Non-cash loss on extinguishment of debt			(152,900)
Desjardins Note [Member]
Extinguishment of debt		$ 187,400
Series B issued for debt extinguishment (shares)		32,143
Series B issued, fair value per share		$ 14.00
Series B issued for debt extinguishment (fair value $$$)		$ 450,000
Non-cash loss on extinguishment of debt		(262,600)
MicroConstants Debt [Member]
Extinguishment of debt		$ 22,000
Series B issued for debt extinguishment (shares)		17,857
Series B issued, fair value per share		$ 14.00
Series B issued for debt extinguishment (fair value $$$)		$ 250,000
Non-cash loss on extinguishment of debt		(157,600)
MicroConstants Debt 2 [Member]
Extinguishment of debt		$ 70,400
ServiceProviders Debt [Member]
Extinguishment of debt			$ 497,900
Series B issued for debt extinguishment (shares)			80,929
Series B issued, fair value per share			$ 10.00
Series B issued for debt extinguishment (fair value $$$)			$ 823,800
Non-cash loss on extinguishment of debt			$ (281,800)
ServiceProviders Debt 2 [Member]
Series B issued, fair value per share		$ 12.00
Non-cash loss on extinguishment of debt		$ (44,100)
Convertible Notes Payable [Member]
Principal Balance		$ 85,100			$ 3,381,900				$ 85,100		$ 3,381,900